Restricted Net Assets	6 Months Ended
Dec. 31, 2023
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

15. RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict WFOE, Pop Culture, and the subsidiaries of Pop Culture from transferring a portion of their net assets, equivalent to the balance of their paid-in-capital, additional paid-in-capital and statutory reserves to the Company in the form of loans, advances, or cash dividends. Relevant PRC statutory laws and regulations permit the payments of dividends by WFOE, Pop Culture, and the subsidiaries of Pop Culture from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As of December 31, 2023 and June 30, 2023, the balance of restricted net assets was $16,610,518 and $16,378,052, respectively.